Employee Benefits (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits [Abstract]
Amount recognized as general and administrative expense in respect of defined contribution plan	$ 52	$ 39	$ 25